Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Registrant Name	Silexion Therapeutics Corp
Document Type	S-1/A
Amendment Flag	true
Entity Central Index Key	0002022416
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Amendment Description	AMENDMENT NO. 1